Segment Reporting (Details) - Schedule of Information by Segment	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Schedule of Information by Segment [Line Items]
Revenues	$ 163,690,966	$ 20,907,484	$ 136,447,442	$ 117,565,797
Cost of revenues	(115,648,013)	(14,771,182)	(97,220,327)	(81,595,840)
Gross profit	48,042,953	$ 6,136,302	39,227,115	35,969,957
Depreciation and amortization	2,694,720		3,604,133	4,119,142
Total capital expenditures	1,410,226		2,298,000	2,890,250
Security-related engineering services [Member]
Schedule of Information by Segment [Line Items]
Revenues	98,121,636		77,244,502	81,547,141
Cost of revenues	(60,045,961)		(50,395,302)	(53,444,991)
Gross profit	38,075,675		26,849,200	28,102,150
Depreciation and amortization	2,044,635		2,584,624	3,527,373
Total capital expenditures	1,079,700		2,034,000	2,660,250
Security guarding and screening services [Member]
Schedule of Information by Segment [Line Items]
Revenues	65,569,330		59,202,940	36,018,656
Cost of revenues	(55,602,052)		(46,825,025)	(28,150,849)
Gross profit	9,967,278		12,377,915	7,867,807
Depreciation and amortization	650,085		1,019,509	591,769
Total capital expenditures	$ 330,526		$ 264,000	$ 230,000